UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Statement of Stockholders' Equity [Abstract]
Gain associated with pensions		$ 100	$ 100
Shares of affiliates comprehensive loss	[1]	$ 0	$ 3,147

[1]	No tax impact for the six months ended June 30, 2022 and 2021.